Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets and goodwill	€ 31,778	€ 13,238
Property, plant and equipment	197,941	168,264
Right-of-use assets	43,761	32,129
Other assets	1,666	1,731
Deferred tax assets	1,297	2,861
Total non-current assets	276,443	218,223
Current assets
Assets held for sale	10,467
Inventories	23,989	56,159
Trade receivables	6,295	18,504
Contract assets	2,707
Other financial assets	4,487	4,648
Prepaid expenses and other assets	40,287	49,244
Cash and cash equivalents	495,797	811,464
Total current assets	584,029	940,019
Total assets	860,472	1,158,242
Equity
Issued capital	23,400	22,454
Capital reserve	1,817,287	1,728,658
Treasury Shares	(1,481)	(5,817)
Accumulated deficit	(1,305,814)	(1,056,785)
Other comprehensive income	(139)	(34)
Total equity	533,253	688,476
Non-current liabilities
Lease liabilities	37,106	25,423
Contract liabilities	72,549	86,345
Provisions	61,320
Other liabilities	19	264
Total non-current liabilities	170,994	112,032
Current liabilities
Lease liabilities	4,980	3,469
Trade and other payables	73,463	127,703
Provisions	1,922	122,042
Other liabilities	40,491	48,031
Income taxes payable	610	739
Contract liabilities	34,759	55,750
Total current liabilities	156,225	357,734
Total liabilities	327,219	469,766
Total equity and liabilities	€ 860,472	€ 1,158,242